Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and Cash Equivalents at Carrying Value1	$ 102.0	$ 101.8
Marketable securities	0	56.6
Accounts receivable (net of allowances of $1.5 and $1.8)	132.1	121.3
Inventories	29.0	43.2
Income taxes receivable	23.7	15.7
Notes receivable - related party	30.0	0
Deferred tax assets	45.1	25.5
Prepaid expenses and other current assets	56.7	54.0
Total current assets	418.6	418.1
Property, plant and equipment, net	190.0	210.7
Goodwill	761.6	758.6
Other intangible assets, net	1,535.6	1,659.0
Contract acquisition payments, net	17.6	0
Notes receivable - related party	0	30.0
Other assets	63.0	27.3
Total assets	2,986.4	3,103.7
Current liabilities:
Accounts payable	44.5	39.1
Deferred revenues	133.9	82.2
Current maturities of long-term debt	78.5	45.1
Accrued liabilities:
Salaries, wages and employee benefits	55.9	58.1
Income and other taxes payable	11.9	12.8
Customer incentives	52.0	57.4
Payable to parent	0.1	0.2
Other current liabilities	42.1	33.7
Total current liabilities	418.9	328.6
Long-term debt	1,769.3	1,766.9
Deferred tax liabilities	622.7	726.5
Deferred revenues	54.2	28.5
Other liabilities	86.1	105.9
Commitments and Contingencies
Stockholders' Equity Attributable to Parent [Abstract]
Common stock — 200 shares authorized; par value $0.01; 100 shares issued and outstanding at December 31, 2012 and 2011	0	0
Additional paid-in capital	76.1	145.5
(Accumulated deficit) retained earnings	(40.6)	1.9
Accumulated other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	0.4	0
Unrecognized amounts included in postretirement obligations	(0.7)	(0.1)
Derivative fair-value adjustments	0	(0.1)
Unrealized gains on investments, net	0	0.1
Total accumulated other comprehensive loss, net of taxes	(0.3)	(0.1)
Total stockholder's equity	35.2	147.3
Total liabilities and stockholder's equity	$ 2,986.4	$ 3,103.7